RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2023
RELATED PARTY TRANSACTIONS
Schedule of related party transactions

	For the six months ended June 30,
	2022	2023
	US$	US$
Data center operation costs for services provided by a minority interest shareholder of a subsidiary	9,108	—
	9,108	—